GOLDMAN SACHS TRUST
Class A, Class C, Institutional, Investor, Class R6 and Class P Shares of the
Goldman Sachs Clean Energy Income Fund
(the “Fund”)
Supplement dated June 14, 2024 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),
each dated March 29, 2024, as may be supplemented to date
The Board of Trustees of Goldman Sachs Trust recently approved a change to the composition of the Fund’s blended performance benchmark index from Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%) to Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%). This change will be effective after the close of business on June 28, 2024 (the “Effective Date”). Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:
The following replaces the last paragraph under the “Goldman Sachs Clean Energy Income Fund—Summary—Principal Strategy” section in the Fund’s Prospectuses and the “Principal Strategy” section in the Fund’s Summary Prospectuses:
The Fund’s blended performance benchmark index is the Clean Energy Income Composite Index, which is comprised of two indices: Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%).
The following is added after the first sentence under the “Goldman Sachs Clean Energy Income Fund—Summary—Performance” section in the Fund’s Prospectuses and the “Performance” section in the Fund’s Summary Prospectuses:
After the close of business on June 28, 2024, the composition of the Fund’s blended performance benchmark index was changed from Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%) to Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%) to accommodate the decommission of one of the constituents of the Fund’s former blended performance benchmark index. The Investment Adviser believes that the new composition of the blended performance benchmark index is an appropriate blended index against which to measure performance in light of the Fund’s investment strategy.
The following replaces the last row in the table under the “Goldman Sachs Clean Energy Income Fund—Summary—Average Annual Total Return” section in the Fund’s Multi-Class Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Multi-Class Summary Prospectus:

For the period ended December 31, 2023	1 Year	Since Inception
Clean Energy Income Composite Index (Former)*	–10.47%	1.79%
Eagle North American Renewables Infrastructure Index (Total Return, Unhedged, USD)	–12.94%	4.18%
Indxx Yield and Renewable Energy Income Index (Net Total Return, Unhedged, USD)	–12.01%	–2.99%
Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	1.38%	4.99%
Clean Energy Income Composite Index (Current)**	–9.38%	7.26%
Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	1.38%	4.99%
S&P Global Clean Energy Index (Total Return, Unhedged, USD)	–20.14%	9.53%

*
Prior to the close of business on June 28, 2024, the composition of the Clean Energy Income Composite Index was the Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%).

**
After the close of business on June 28, 2024, the composition of the Clean Energy Income Composite Index is the Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%).

The following replaces the last row in the table under the “Goldman Sachs Clean Energy Income Fund—Summary—Average Annual Total Return” section in the Fund’s Class P Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Class P Summary Prospectus:

For the period ended December 31, 2023	1 Year	Since Inception
Clean Energy Income Composite Index (Former)*	–10.47%	1.79%
Eagle North American Renewables Infrastructure Index (Total Return, Unhedged, USD)	–12.94%	4.18%
Indxx Yield and Renewable Energy Income Index (Net Total Return, Unhedged, USD)	–12.01%	–2.99%
Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	1.38%	4.99%
Clean Energy Income Composite Index (Current)**	–9.38%	7.26%
Eagle Global Renewables Infrastructure Index (Total Return, Unhedged, USD)	1.38%	4.99%
S&P Global Clean Energy Index (Total Return, Unhedged, USD)	–20.14%	9.53%

*
Prior to the close of business on June 28, 2024, the composition of the Clean Energy Income Composite Index was the Eagle North American Renewables Infrastructure Index (50%), Indxx Yieldco and Renewable Energy Income Index (35%), and Eagle Global Renewables Infrastructure Index (15%).

**
After the close of business on June 28, 2024, the composition of the Clean Energy Income Composite Index is the Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%).

The following replaces the ninth paragraph under the “Investment Management Approach—Principal Investment Strategies” section in the Fund’s Prospectuses:
The Fund’s blended performance benchmark index is the Clean Energy Income Composite Index, which is comprised of two indices: Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%).
The following replaces the second paragraph under the “Management Services—Portfolio Managers—Compensation” section in the Fund’s SAI:
For compensation purposes, the performance benchmark for the Goldman Sachs MLP Energy Infrastructure Fund is the Alerian MLP Index (Total Return), the performance benchmark for the Goldman Sachs Energy Infrastructure Fund is the Alerian Midstream Energy Select Index (Total Return, Unhedged, USD) and the performance benchmarks for the Goldman Sachs Clean Energy Income Fund are the Eagle Global Renewables Infrastructure Index (50%) and S&P Global Clean Energy Index (50%).
This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

MLPEIBMSTK 06‑24